Related Party Transactions	12 Months Ended
Oct. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The franchisees are related parties of the Company due to the nominal, symbolic equity interest ownership in the franchisees. The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.

The Company did not and does not control the franchisees, exert significant influence over the franchisees, have the power to direct the use of the franchisee’s assets and the fulfillment of their obligations, appoint or dismiss directors, authorized representatives, or executive officers of the franchisees. Management has also determined that the percentage shareholding in the franchisee is not compensatory to the Company in nature, and accordingly, would not be subject to consideration as income under revenue recognition criteria. The Company did not contribute any permanent equity capital in these franchisees and if these franchisees were to incur substantial losses and accumulate significant liabilities, the Company is not obligated to absorb such losses on behalf of the franchisees. Accordingly, the management has determined that the financial positions and results of operations of these franchisees should not be included as part of the Company’s consolidated financial statements.

In addition, the Company did not and will not receive any actual ownership interest in the franchisees, nor receive any benefits from being a 51% or 1.25% owner in the franchisees. Any after tax profits generated by the franchisees that are potentially distributable to the Company are governed by the royalty agreements between the Company and the franchisee not the shareholding percentage. Accordingly, the management has determined that the ownership interest is not part of the initial franchise fee.

Accounts receivable from related franchisees comprised of the following:

	October 31, 2021	October 31, 2020
Pingxiang Jiuzi New Energy Automobile Co., Ltd	2,490	163,310
Yichun Jiuzi New Energy Automobile Co., Ltd	167,468	294,547
Puyang Guozheng New Energy Vehicle Sales Co., Ltd	54,144	51,752
Wanzai Jiuzi New Energy Automobile Co., Ltd	78,384	179,515
Xinyu Jiuzi New Energy Automobile Co., Ltd	151,253	308,934
Liuyang Jiuzi New Energy Automobile Co., Ltd	-	133,501
Yudu Jiuzi New Energy Automobile Co., Ltd	-	84,393
Gao’an Jiuzi New Energy Automobile Co., Ltd	36,847	35,219
Jiujiang Jiuzi New Energy Automobile Co., Ltd	-	52,720
Pingjiang Jiuzi New Energy Automobile Co., Ltd	-	37,587
Quanzhou Jiuzi New Energy Automobile Co., Ltd	20,135	34,188
Loudi Jiuzi New Energy Automobile Co., Ltd	-	89,728
Huaihua Jiuzi New Energy Automobile Co., Ltd	-	7,471
Xuzhou Jiuzi New Energy Automobile Co., Ltd	-	17,184
Guangzhou Jiuzi New Energy Vehicle Co., Ltd	-	-
Dongming Jiuzi New Energy Automobile Co., Ltd	9,849	59,560
Yulin Jiuzi New Energy Automobile Co., Ltd	27,295	22,382
Total	547,865	1,571,991

Accounts receivables above derived from sales of vehicles supplied to the Company’s franchisees without any special payment terms. Sales revenues from related parties’ franchisees were $88,851, $139,780 and $503,771 for the years ended October 31, 2021, 2020 and 2019 respectively.

Loan to related franchisees is comprised of the following (see note 6 for details):

	October 31, 2021			October 31, 2020
	Gross	Discount	Net	Gross	Discount	Net
Jiangsu Changshu	$268,886	$31,587	$237,299	$293,197	$34,442	$258,755
Shandong Dongming	596,145	70,030	526,115	359,627	42,246	317,381
Jiangxi Gao’an	495,861	58,250	437,611	338,048	39,711	298,337
Hunan Huaihua	294,331	34,575	259,756	259,255	30,455	228,800
Jiangxi Jiujiang	446,122	52,407	393,715	333,037	39,122	293,915
Hunan Liuyang	580,250	68,163	512,087	344,683	40,490	304,193
Hunan Loudi	583,945	68,597	515,348	312,224	36,677	275,547
Hunan Pingjiang	564,977	66,369	498,608	334,655	39,312	295,343
Jiangxi Pingxiang	694,826	81,622	613,204	368,137	43,246	324,891
Henan Puyang	982,189	115,379	866,810	432,805	50,842	381,963
Fujian Quanzhou	439,717	51,654	388,063	383,604	45,063	338,541
Jiangxi Wanzai	557,532	65,494	492,038	228,316	26,821	201,495
Jiangxi Xinyu	1,191,815	140,004	1,051,811	363,489	42,700	320,789
Jiangxi Yichun	102,590	12,051	90,539	380,070	44,647	335,423
Jiangxi Yudu	555,343	65,236	490,107	234,770	27,579	207,191
Guangxi Rongxian	-	-	-	353,381	41,512	311,869
Guangdong Zengcheng	544,391	63,950	480,441	516,780	60,707	456,073
Jiangxi Shanggao	425,216	49,950	375,266	107,165	14,344	92,821
Shandong Heze	750,382	88,148	662,234	401,660	43,091	358,569
Jiangxi Ganzhou	122,834	14,429	108,405	117,406	12,037	105,369
Anhui Fuyang	31,266	3,672	27,594	30,132	3,540	26,592
Hunan Liling	75,443	8,862	66,581	-	-	-
Hunan Zhuzhou	109,828	12,902	96,926	78,826	9,260	69,566
Hunan Changsha	-	-	-	3,404	400	3,004
Guangxi Guilin	-	-	-	1,420	167	1,253
Hunan Xiangtan	-	-	-	-	-	-
Hunan Chenzhou	556,864	65,416	491,448	237,035	27,845	209,190
Jiangxi Ji’an	513,019	60,265	452,754	326,525	38,357	288,168
Guangxi Nanning	183,322	21,535	161,787	164,762	19,355	145,407
Hunan Leiyang	316,450	37,174	279,276	283,849	33,344	250,505
Guangxi Liuzhou	-	-	-	8,995	1,057	7,938
Hunan Ningxiang	-	-	-	4,602	541	4,061
Guangdong Dongguan Changping	262,089	30,788	231,301	210,863	24,770	186,093
Hunan Changsha County	70,348	8,264	62,084	129,668	15,232	114,436
Henan Zhengzhou	-	-	-	1,420	167	1,253
Guangdong Dongguan Nancheng	-	-	-	6,784	797	5,987
Anhui Huaibei	-	-	-	3,452	405	3,047
Guangdong Humen	-	-	-	1,674	197	1,477
Guizhou Zunyi	174,745	20,528	154,217	130,415	15,320	115,095
Jiangsu Xuzhou	264,134	31,028	233,106	311,006	36,534	274,472
Henan Xinxiang	-	-	-	2,690	316	2,374
Henan Anyang	-	-	-	5,248	617	4,631
Jiangxi Nanchang	-	-	-	8,997	1,057	7,940
Zhejiang Lishui	-	-	-	2,962	348	2,614
Jiangxi Shangrao	-	-	-	14,105	1,657	12,448
Hubei Macheng	-	-	-	9,025	1,060	7,965
Hunan Yongxing	229,312	26,938	202,374	289,310	33,986	255,324
Hunan Hengyang	96,830	11,375	85,455	74,711	8,776	65,935
Anhui Haozhou	-	-	-	7,860	923	6,937
Anhui Suzhou	-	-	-	6,395	751	5,644
Anhui Bengbu	-	-	-	5,065	595	4,470
Hunan Xiangxiang	-	-	-	4,483	527	3,956
Fujian Fuzhou	-	-	-	2,660	312	2,348
Hunan Changsha Furong	-	-	-	2,630	309	2,321
Hainan Sanya	83,542	9,814	73,728	7,172	843	6,329
Hunan Changsha Yuhua	281,393	33,056	248,337	118,163	13,881	104,282
Hunan Yongfeng	-	-	-	13,448	1,580	11,868
Anhui Suixi	-	-	-	10,101	1,187	8,914
Shandong Liangshan	-	-	-	47,098	5,533	41,565
Shandong Dingtao	312,659	36,728	275,931	47,098	5,533	41,565
Shandong Yuncheng	406,457	47,747	358,710	241,346	28,351	212,995
Shandong Heze Gaoxin	62,532	7,346	55,186	7,860	923	6,937
Shandong Zouping	56,279	6,611	49,668	47,098	5,533	41,565
Hunan Yongzhou	-	-	-	7,860	923	6,937
Shandong Juye	470,114	55,225	414,889	312,859	36,752	276,107
Shandong Juancheng	434,596	51,053	383,543	39,238	4,609	34,629
Shandong Shanxian	329,855	38,749	291,106	-	-	-
Jiangxi Zhangshu	45,336	5,326	40,010	173,358	20,365	152,993
Hunan Yiyang	-	-	-	-	-	-
Guangdong Guangzhou Zengcheng No.2	-	-	-	-	-	-
Guangdong Guangzhou Baiyun	-	-	-	-	-	-
Guangdong Foshan	110,447	12,974	97,473	60,740	7,135	53,605
Anhui Suzhou Dangshan	-	-	-	-	-	-
Jiangxi Jingdezhen	18,760	2,204	16,556	7,855	920	6,935
Jiangxi Tonggu	-	-	-	-	-	-
Guangxi Yulin	398,554	46,819	351,735	-	-	-
Shandong Heze Cao County	500,254	58,766	441,488	-	-	-
Total	$16,591,780	$1,949,060	$14,642,720	$9,974,576	$1,167,634	$8,806,942

The advances paid above are derived from funds advanced to the Company’s franchisees as working capital to support its operations. Such advances are due within 18 months.

Accounts payable to related parties’ franchisees comprised of the following:

	October 31, 2021	October 31, 2020
Guangzhou	-	16,228
Hunan Liling	-	1,108
Hunan Xiangtan	-	5,588
Jiangxi Tonggu	-	206
Shandong Shanxian	-	5,588
Hunan Yiyang	-	5,588
Guangdong Guangzhou Zengcheng No.2	-	5,588
Guangdong Guangzhou Baiyun	-	5,588
Anhui Suzhou Dangshan	-	5,588
Hunan Liuyang	13,898	25,058
Jiangxi Wanzai	8,754	8,368
Hunan Huaihua	18,744	17,915
Jiangxi Xinyu	2,970	-
Total	44,366	102,411

Accounts payable above derived from vehicles purchased by the Company from the franchisees as inventory on a needed basis without any special payment terms.

Contract liability – related party comprised of the following:

	October 31, 2021	October 31, 2020
Deferred revenues-franchisees	81,474	614,449
Deferred revenues-deposit	83,330	-
Total, net	164,804	614,449

Deferred revenues from related franchisees comprised of the following:

	October 31, 2021	October 31, 2020
Jiangxi Yichun	-	14,942
Henan Puyang	-	10,460
Jiangxi Shanggao	-	66,642
Jiangxi Ganzhou	-	1,494
Hunan Zhuzhou	-	2,690
Hunan Chenzhou Yongxing	-	5,977
Jiangxi Ji’an	-	86,665
Jiangxi Ji’an Yongfeng	-	1,195
Guangxi Nanning	-	5,977
Hunan Leiyang	-	13,448
Dongguan Changping	-	127,009
Dongguan Humen	-	897
Guizhou Zunyi	-	1,644
Hunan Changsha	-	3,437
Hunan Changsha County	-	3,313
Dongguan Nancheng	-	1,195
Anhui Huaibei	-	12,701
Hunan Hengyang	-	2,391
Guangxi Beihai	-	7,471
Hainan Haikou	-	22,413
Henan Xinxiang	-	7,471
Henan Anyang	-	14,942
Henan Wenxian	-	75
Hunan Liling	-	7,023
Zhejiang Lishui	-	23,160
Guangxi Liuzhou	-	3,736
Hunan Miluo	-	4,483
Guangzhou Panyu	-	7,471
Hunan Shaoyang	-	44,827
Hunan Wangcheng	-	15,839
Hainan Sanya	48,462	1,494
Hunan Xiangxiang	-	37,355
Hunan Changsha Furong	4,299	1,195
Guangdong Foshan	-	2,988
Anhui Suzhou	-	1,270
Anhui Suzhou Dangshan	-	299
Anhui Suixi	-	1,195
Anhui Bengbu	-	1,195
Hunan Zhangjiajie	-	18,678
Hunan Yueyang	4,299	7,471
Fujian Fuzhou	-	897
Shandong Heze Yuncheng	-	7,471
Shandong Juancheng	-	4,184
Jiangxi Zhangshu	-	1,494
Jiangxi Shangrao	-	6,275
Hunan Jishou	1,563	-
Zhejiang Hangzhou Xiaoshan	4,220	-
Hunan Yueyang Xiangyin	4,299	-
Guangdong Zhongshan	14,332	-
Jiangsu Xuzhou	-	-
Total	81,474	614,449

The deferred revenues above derived from initial franchise fees payments received in advance for services which have not yet been performed. The initial franchise fees include a series of performance obligations and an indefinite license to use the Company’s trademark. Amounts are recognized as advances when received, and are recognized as deferred revenues when the minimum amount required under the franchise or license agreement is attained. The payments are received in advance progressively and are not refundable once the required amount is attained. Such amounts are recognized as revenues when the Company performed the initial services required under the franchise or license agreement, which is generally when a specific performance obligation is completed or when and if the franchise or license agreement is terminated.

Advance received from related franchisees for purchase car deposits comprised of the following:

	October 31, 2021	October 31, 2020
Guangxi Yulin	46,898	-
Hunan Huaihua	36,432	-
Total, net	83,330	-

The amount derived from initial franchise deposit received in advance for purchase car. Amounts are recognized as advances when received, and are recognized as revenues when the performance of obligation has completed.

Related parties receivables comprised of the following:

	October 31, 2021	October 31, 2020
Mr. Shuibo Zhang	296,252	147,593
Mr. Qi Zhang	38,806	26,050
Mr. Ruchun Huang	32,491	-
Total	367,549	173,643

As of October 31, 2021 and 2020, the Company has an outstanding receivable of $296,252 and $147,593, respectively, from Mr. Shuibo Zhang, the Company’s shareholder, director, and office. The amount was advanced to Mr. Zhang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.

As of October 31, 2021 and 2020, the Company has an outstanding receivable of $38,806 and $26,050, respectively, from Mr. Qi Zhang, the vice president of marketing department. The amount was advanced to Mr. Zhang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing and due on demand without a specified maturity date.

As of October 31, 2021 and 2020, the Company has an outstanding receivable of $32,491 and $0, respectively, from Mr. Ruchun Huang, the Shangli Jiuzi New Energy Vehicle Co., Ltd.’s legal representative. The amount was advanced to Mr. Huang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.